SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Carrying amount of long-term debt	$ 83,046,146	$ 10,040,500
Fair value of long-term debt	$ 85,855,343	$ 10,805,290